Retirement-Related Benefits	12 Months Ended
Dec. 31, 2020
Retirement-Related Benefits
Retirement-Related Benefits

NOTE V. RETIREMENT-RELATED BENEFITS

Description of Plans

IBM sponsors the following retirement-related plans/benefits:

Plan		Eligibility	Funding	Benefit Calculation	Other
U.S. Defined Benefit (DB) Pension Plans	Qualified Personal Pension Plan (PPP)	U.S. regular, full-time and part-time employees hired prior to January 1, 2005	Company contributes to irrevocable trust fund, held for sole benefit of participants and beneficiaries

Vary based on the participant:

Five-year, final pay formula based on salary, years of service, mortality and other participant-specific factors

Cash balance formula based on percentage of employees’ annual salary, as well as an interest crediting rate

Benefit accruals ceased December 31, 2007
	Excess Personal Pension Plan (PPP)		Unfunded, provides benefits in excess of IRS limitations for qualified plans
	Supplemental Executive Retention Plan (Retention Plan)	Eligible U.S. executives	Unfunded	Based on average earnings, years of service and age at termination of employment
U.S. Defined Contribution (DC) Plans (1)	401(k) Plus	U.S. regular, full-time and part-time employees	All contributions are made in cash and invested in accordance with participants’ investment elections	Dollar-for-dollar match, generally 5 or 6 percent of eligible compensation and automatic matching of 1, 2 or 4 percent of eligible compensation, depending on date of hire	Employees generally receive contributions after one year of service
	Excess 401(k) Plus	U.S. employees whose eligible compensation is expected to exceed IRS compensation limit for qualified plans

Unfunded, non-qualified amounts deferred are record-keeping (notional) accounts and are not held in trust for the participants, but may be invested in accordance with participants’ investment elections (under the 401(k) Plus Plan options)

Company match and automatic contributions (at the same rate under 401(k) Plus Plan) on eligible compensation deferred and on compensation earned in excess of the IRC pay limit. The percentage varies depending on eligibility and years of service

Employees generally receive contributions after one year of service. Amounts deferred into the Plan, including company contributions, are recorded as liabilities
U.S. Nonpension Postretirement Benefit Plan	Nonpension Postretirement Plan	Medical and dental benefits for eligible U.S. retirees and eligible dependents, as well as life insurance for eligible U.S. retirees	Company contributes to irrevocable trust fund, held for the sole benefit of participants and beneficiaries	Varies based on plan design formulas and eligibility requirements	Since January 1, 2004, new hires are not eligible for these benefits
Non-U.S. Plans	DB or DC	Eligible regular employees in certain non-U.S. subsidiaries or branches	Company deposits funds under various fiduciary-type arrangements, purchases annuities under group contracts or provides reserves for these plans	Based either on years of service and the employee’s compensation (generally during a fixed number of years immediately before retirement) or on annual credits	In certain countries, benefit accruals have ceased and/or have been closed to new hires as of various dates
	Nonpension Postretirement Plan	Medical and dental benefits for eligible non-U.S. retirees and eligible dependents, as well as life insurance for certain eligible non-U.S. retirees	Primarily unfunded except for a few select countries where the company contributes to irrevocable trust funds held for the sole benefit of participants and beneficiaries	Varies based on plan design formulas and eligibility requirements by country	Most non-U.S. retirees are covered by local government sponsored and administered programs
(1)	Matching and automatic contributions are made once at the end of the year for employees that are employed as of December 15 of the plan year. Contributions may be made for certain types of separations that occur prior to December 15.

Plan Financial Information

Summary of Financial Information

The following table presents a summary of the total retirement-related benefits net periodic (income)/cost recorded in the Consolidated Income Statement.

($ in millions)
	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2020	2019	2018	2020	2019	2018	2020	2019	2018
Defined benefit pension plans	$167	$(153)	$542	$1,178	$955	$1,284	$1,345	$803	$1,827
Retention Plan	11	11	17	—	—	—	11	11	17
Total defined benefit pension plans (income)/cost	$178	$(142)	$559	$1,178	$955	$1,284	$1,355	$813	$1,843
IBM 401(k) Plus Plan and non-U.S. plans	$585	$588	$588	$447	$427	$412	$1,032	$1,015	$1,000
Excess 401(k)	27	26	24	—	—	—	27	26	24
Total defined contribution plans cost	$612	$613	$612	$447	$427	$412	$1,058	$1,040	$1,024
Nonpension postretirement benefit plans cost	$145	$154	$147	$58	$65	$51	$203	$219	$198
Total retirement-related benefits net periodic cost	$934	$624	$1,319	$1,683	$1,448	$1,747	$2,617	$2,072	$3,066

The following table presents a summary of the total PBO for defined benefit pension plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and the associated funded status recorded in the Consolidated Balance Sheet.

($ in millions)
	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2020	2019	2020	2019	2020	2019
U.S. Plans
Overfunded plans
Qualified PPP	$50,375	$48,471	$54,386	$51,784	$4,011	$3,313
Underfunded plans
Excess PPP	$1,556	$1,473	$—	$—	$(1,556)	$(1,473)
Retention Plan	306	288	—	—	(306)	(288)
Nonpension postretirement benefit plan	3,791	3,857	15	3	(3,776)	(3,854)
Total underfunded U.S. plans	$5,653	$5,618	$15	$3	$(5,638)	$(5,615)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans**	$20,649	$18,371	$24,246	$21,921	$3,597	$3,550
Nonpension postretirement benefit plans	21	19	22	21	1	2
Total overfunded non-U.S. plans	$20,670	$18,390	$24,269	$21,942	$3,599	$3,552
Underfunded plans
Qualified defined benefit pension plans**	$25,160	$23,222	$19,586	$18,398	$(5,574)	$(4,824)
Nonqualified defined benefit pension plans	7,180	6,731	—	—	(7,180)	(6,731)
Nonpension postretirement benefit plans	755	828	31	44	(723)	(785)
Total underfunded non-U.S. plans	$33,095	$30,782	$19,617	$18,442	$(13,478)	$(12,340)
Total overfunded plans	$71,044	$66,861	$78,654	$73,726	$7,610	$6,865
Total underfunded plans	$38,747	$36,399	$19,632	$18,445	$(19,116)	$(17,955)

*

Funded status is recognized in the Consolidated Balance Statement as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

**	Non-U.S. qualified plans represent plans funded outside of the U.S. Non-U.S. nonqualified plans are unfunded.

At December 31, 2020, the company’s qualified defined benefit pension plans worldwide were 102 percent funded compared to the benefit obligations, with the U.S. Qualified PPP 108 percent funded. Overall, including nonqualified plans, the company’s defined benefit pension plans worldwide were 93 percent funded.

Defined Benefit Pension and Nonpension Postretirement Benefit Plan Financial Information

The following tables through page 132 represent financial information for the company’s retirement-related benefit plans, excluding defined contribution plans. The defined benefit pension plans under U.S. Plans consist of the Qualified PPP, the Excess PPP and the Retention Plan. The defined benefit pension plans and the nonpension postretirement benefit plans under non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries. The nonpension postretirement benefit plan under U.S. Plan consists of only the U.S. Nonpension Postretirement Benefit Plan.

The following tables present the components of net periodic (income)/cost of the retirement-related benefit plans recognized in the Consolidated Income Statement, excluding defined contribution plans.

($ in millions)
	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2020	2019	2018	2020	2019	2018
Service cost	$—	$—	$—	$392	$370	$413
Interest cost(1)	1,501	1,882	1,719	563	847	830
Expected return on plan assets(1)	(2,169)	(2,599)	(2,701)	(1,275)	(1,588)	(1,342)
Amortization of transition assets(1)	—	—	—	—	0	0
Amortization of prior service costs/(credits)(1)	16	16	16	(8)	(23)	(83)
Recognized actuarial losses(1)	829	559	1,525	1,406	1,249	1,401
Curtailments and settlements(1)	—	—	—	52	41	11
Multi-employer plans	—	—	—	29	32	38
Other costs/(credits)	—	—	—	18	28	16
Total net periodic (income)/cost	$178	$(142)	$559	$1,178	$955	$1,284

($ in millions)
	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2020	2019	2018	2020	2019	2018
Service cost	$9	$10	$13	$5	$5	$5
Interest cost(1)	103	145	132	36	55	45
Expected return on plan assets(1)	—	—	0	(4)	(5)	(6)
Amortization of transition assets(1)	—	—	—	0	—	0
Amortization of prior service costs/(credits)(1)	4	(2)	(7)	0	0	0
Recognized actuarial losses(1)	29	1	10	21	10	6
Curtailments and settlements(1)	—	—	—	0	0	0
Other costs/(credits)	—	—	—	0	—	—
Total net periodic cost	$145	$154	$147	$58	$65	$51

(1)	These components of net periodic pension costs are included in other (income) and expense in the Consolidated Income Statement.

For the U.S. Qualified PPP, beginning in 2019, substantially all participants are considered inactive. The amortization period of unrecognized actuarial losses was changed to the average remaining life expectancy of inactive plan participants, which was 18 years as of December 31, 2018. Beginning in 2019, there was a reduction to amortization expense of approximately $900 million annually. There was no impact to the funded status, retiree benefit payments or funding requirements.

The following table presents the changes in benefit obligations and plan assets of the company’s retirement-related benefit plans, excluding DC plans.

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2020	2019	2020	2019	2020	2019	2020	2019
Change in benefit obligation
Benefit obligation at January 1	$50,232	$47,812	$48,324	$45,770	$3,857	$3,912	$848	$705
Service cost	—	—	392	370	9	10	5	5
Interest cost	1,501	1,882	563	847	103	145	36	55
Plan participants' contributions	—	—	23	23	56	57	—	—
Acquisitions/divestitures, net	1	—	50	(32)	—	—	0	0
Actuarial losses/(gains)	4,071	4,040	2,766	3,467	135	148	(3)	141
Benefits paid from trust	(3,445)	(3,378)	(1,946)	(1,902)	(369)	(389)	(4)	(6)
Direct benefit payments	(123)	(124)	(420)	(403)	0	(6)	(24)	(27)
Foreign exchange impact	—	—	3,283	134	—	—	(82)	(1)
Amendments/curtailments/ settlements/other	0	—	(47)	50	—	(21)	(1)	(23)
Benefit obligation at December 31	$52,237	$50,232	$52,989	$48,324	$3,791	$3,857	$775	$848
Change in plan assets
Fair value of plan assets at January 1	$51,784	$48,213	$40,319	$36,758	$3	$29	$65	$65
Actual return on plan assets	6,046	6,949	2,571	4,896	0	1	4	7
Employer contributions	—	—	182	243	325	304	—	—
Acquisitions/divestitures, net	1	—	97	(25)	—	—	—	—
Plan participants' contributions	—	—	23	23	56	57	—	—
Benefits paid from trust	(3,445)	(3,378)	(1,946)	(1,902)	(369)	(389)	(4)	(6)
Foreign exchange impact	—	—	2,599	333	—	—	(10)	(1)
Amendments/curtailments/ settlements/other	—	—	(13)	(7)	0	—	0	0
Fair value of plan assets at December 31	$54,386	$51,784	$43,832	$40,319	$15	$3	$53	$65
Funded status at December 31	$2,149	$1,551	$(9,157)	$(8,005)	$(3,776)	$(3,854)	$(722)	$(783)
Accumulated benefit obligation*	$52,237	$50,232	$52,513	$47,645	N/A	N/A	N/A	N/A

* Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

The following table presents the net funded status recognized in the Consolidated Balance Sheet.

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2020	2019	2020	2019	2020	2019	2020	2019
Prepaid pension assets	$4,011	$3,313	$3,597	$3,550	$0	$0	$1	$2
Current liabilities—compensation and benefits	(122)	(120)	(366)	(313)	(346)	(346)	(34)	(33)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,740)	(1,641)	(12,388)	(11,242)	(3,430)	(3,507)	(690)	(752)
Funded status—net	$2,149	$1,551	$(9,157)	$(8,005)	$(3,776)	$(3,854)	$(722)	$(783)

The following table presents the pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and the changes in the pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI for the retirement-related benefit plans.

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2020	2019	2020	2019	2020	2019	2020	2019
Net loss at January 1	$16,608	$17,476	$17,272	$18,452	$551	$405	$287	$172
Current period loss/(gain)	194	(309)	1,338	109	135	147	(2)	125
Curtailments and settlements	—	—	(52)	(41)	—	—	0	0
Amortization of net loss included in net periodic (income)/cost	(829)	(559)	(1,406)	(1,249)	(29)	(1)	(21)	(10)
Net loss at December 31	$15,972	$16,608	$17,151	$17,272	$656	$551	$264	$287
Prior service costs/(credits) at January 1	$41	$57	$297	$172	$34	$52	$(4)	$4
Current period prior service costs/(credits)	—	—	37	102	—	(21)	—	(8)
Curtailments, settlements and other	—	—	0	—	—	—	—	—
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(16)	(16)	8	23	(4)	2	0	0
Prior service costs/(credits) at December 31	$24	$41	$342	$297	$30	$34	$(4)	$(4)
Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	—	—	0	0	—	—	0	—
Transition (assets)/liabilities at December 31	$—	$—	$0	$0	$—	$—	$0	$0
Total loss recognized in accumulated other comprehensive income/(loss)*	$15,997	$16,648	$17,493	$17,569	$687	$585	$260	$283

*   Refer to note S, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

On October 26, 2018, the High Court in London in the case of Lloyds Pension Group Trustees Limited v Lloyds Bank PLC, confirmed that the UK defined benefit pension plans are required to equalize pension benefits to take into account unequal guaranteed minimum pension benefits accrued during the period 1990-1997. As a result of this court decision, IBM recorded an increase of $125 million to the PBO for the IBM UK defined benefit plan, which represents approximately 1 percent of the UK PBO. This amount was recorded as prior service cost in OCI for the year ended December 31, 2018. In 2020, the High Court issued a follow on judgment to the 2018 ruling which did not have a material impact to the PBO as of December 31, 2020.

Assumptions Used to Determine Plan Financial Information

Underlying both the measurement of benefit obligations and net periodic (income)/cost are actuarial valuations. These valuations use participant-specific information such as salary, age and years of service, as well as certain assumptions, the most significant of which include estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates. The company evaluates these assumptions, at a minimum, annually, and makes changes as necessary.

The following tables present the assumptions used to measure the net periodic (income)/cost and the year-end benefit obligations for retirement-related benefit plans.

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2020	2019	2018	2020	2019	2018
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.10%	4.10%	3.40%	1.19%	1.85%	1.76%
Expected long-term returns on plan assets	4.50%	5.25%	5.25%	3.37%	4.38%	3.62%
Rate of compensation increase	N/A	N/A	N/A	2.60%	2.18%	2.41%
Interest crediting rate	2.70%	3.60%	2.30%	0.28%	0.30%	0.30%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	2.20%	3.10%	4.10%	0.86%	1.19%	1.85%
Rate of compensation increase	N/A	N/A	N/A	2.50%	2.60%	2.18%
Interest crediting rate	1.10%	2.70%	3.60%	0.26%	0.28%	0.30%

N/A–Not applicable

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2020	2019	2018	2020	2019	2018
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate	2.80%	3.90%	3.30%	4.98%	7.48%	7.28%
Expected long-term returns on plan assets	N/A	N/A	N/A	7.51%	8.64%	8.91%
Interest crediting rate	2.70%	3.60%	2.30%	N/A	N/A	N/A
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	1.80%	2.80%	3.90%	4.46%	4.98%	7.48%
Interest crediting rate	1.10%	2.70%	3.60%	N/A	N/A	N/A

N/A–Not applicable

Item	Description of Assumptions
Discount Rate

Changes in discount rate assumptions impact net periodic (income)/cost and the PBO.

For the U.S. and certain non-U.S. countries, a portfolio of high-quality corporate bonds is used to construct a yield curve. Cash flows from the company’s expected benefit obligation payments are matched to the yield curve to derive the discount rates.

In other non-U.S. countries where the markets for high-quality long-term bonds are not as well developed, a portfolio of long-term government bonds is used as a base, and a credit spread is added to simulate corporate bond yields at these maturities in the jurisdiction of each plan. This is the benchmark for developing the respective discount rates.

Expected Long-Term Returns on Plan Assets

Represents the expected long-term returns on plan assets based on the calculated market-related value of plan assets and considers long-term expectations for future returns and the investment policies and strategies discussed on pages 134 to 135. These rates of return are developed and tested for reasonableness against historical returns by the company.

The use of expected returns may result in pension income that is greater or less than the actual return of those plan assets in a given year. Over time, however, the expected long-term returns are designed to approximate the actual long-term returns, and therefore result in a pattern of income or loss recognition that more closely matches the pattern of the services provided by the employees.

The difference between actual and expected returns is recognized as a component of net loss or gain in AOCI, which is amortized as a component of net periodic (income)/cost over the service lives or life expectancy of the plan participants, depending on the plan, provided such amounts exceed certain thresholds provided by accounting standards. The market-related value of plan assets recognizes changes in the fair value of plan assets systematically over a five-year period in the expected return on plan assets line in net periodic (income)/cost.

The projected long-term rate of return on plan assets for 2021 is 3.75 percent for U.S. and 2.86 percent for non-U.S. DB Plans.

Rate of Compensation Increases and Mortality Assumptions

Compensation rate increases are determined based on the company’s long-term plans for such increases.

These rate increases are not applicable to the U.S. DB pension plans as benefit accruals ceased December 31, 2007.

Mortality assumptions are based on life expectancy and death rates for different types of participants and are periodically updated based on actual experience.

Interest Crediting Rate

Benefits for certain participants in the PPP are calculated using a cash balance formula. An assumption underlying this formula is an interest crediting rate, which impacts both net periodic (income)/cost and the PBO. This provides the basis for projecting the expected interest rate that plan participants will earn on the benefits that they are expected to receive in the following year and is based on the average from August to October of the one-year U.S. Treasury Constant Maturity yield plus one percent.

Healthcare Cost Trend Rate

For nonpension postretirement benefit plans, the company reviews external data and its own historical trends for healthcare costs to determine the healthcare cost trend rates. The healthcare cost trend rate has an insignificant effect on plan costs or the benefit obligation due to the terms of the plan which limit the company’s obligation to the participants.

The company’s U.S. healthcare cost trend rate assumption for 2021 is 6.25 percent. The company assumes that trend rate will decrease to 5.0 percent over the next six years.

Plan Assets

Retirement-related benefit plan assets are recognized and measured at fair value. Because of the inherent uncertainty of valuations, these fair value measurements may not necessarily reflect the amounts the company could realize in current market transactions.

Investment Policies and Strategies

The investment objectives of the Qualified PPP portfolio are designed to generate returns that will enable the plan to meet its future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors described above. The Qualified PPP portfolio’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could cause the plan to become underfunded, thereby increasing its dependence on contributions from the company. To mitigate any potential concentration risk, careful consideration is given to balancing the portfolio among industry sectors, companies and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. There were no significant changes to investment strategy made in 2020 and none are planned for 2021. The Qualified PPP portfolio’s target allocation is 12 percent equity securities, 80 percent fixed-income securities, 3 percent real estate and 5 percent other investments.

The assets are managed by professional investment firms and investment professionals who are employees of the company. They are bound by investment mandates determined by the company’s management and are measured against specific benchmarks. Among these managers, consideration is given, but not limited to, balancing security concentration, issuer concentration, investment style and reliance on particular active and passive investment strategies.

Market liquidity risks are tightly controlled, with $3,870 million of the Qualified PPP portfolio as of December 31, 2020 invested in private market assets consisting of private equities and private real estate investments, which are less liquid than publicly traded securities. In addition, the Qualified PPP portfolio had $1,203 million in commitments for future investments in private markets to be made over a number of years. These commitments are expected to be funded from plan assets.

Derivatives are used as an effective means to achieve investment objectives and/or as a component of the plan’s risk management strategy. The primary reasons for the use of derivatives are fixed income management, including duration, interest rate management and credit exposure, cash equitization and to manage currency strategies.

Outside the U.S., the investment objectives are similar to those described previously, subject to local regulations. The weighted-average target allocation for the non-U.S. plans is 16 percent equity securities, 70 percent fixed-income securities, 3 percent real estate and 11 percent other investments, which is consistent with the allocation decisions made by the company’s management. In some countries, a higher percentage allocation to fixed income is required to manage solvency and funding risks. In others, the responsibility for managing the investments typically lies with a board that may include up to 50 percent of members elected by employees and retirees. This can result in slight differences compared with the strategies previously described. The percentage of non-U.S. plans investment in assets that are less liquid is consistent with the U.S. plan. The use of derivatives is also consistent with the U.S. plan and mainly for currency hedging, interest rate risk management, credit exposure and alternative investment strategies.

The company’s nonpension postretirement benefit plans are underfunded or unfunded. For some plans, the company maintains a nominal, highly liquid trust fund balance to ensure timely benefit payments.

Defined Benefit Pension Plan Assets

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2020. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(1)	$2,714	$0	$—	$2,714	$474	$0	$—	$474
Equity mutual funds(2)	105	—	—	105	0	—	—	0
Fixed income
Government and related(3)	—	21,375	—	21,375	—	9,760	2	9,762
Corporate bonds(4)	—	18,217	542	18,759	—	3,725	—	3,725
Mortgage and asset-backed securities	—	612	—	612	—	3	—	3
Fixed income mutual funds(5)	470	—	—	470	—	—	—	—
Insurance contracts(6)	—	—	—	—	—	6,675	—	6,675
Cash and short-term investments(7)	76	1,001	—	1,077	352	651	—	1,002
Real estate	—	—	—	—	—	—	298	298
Derivatives(8)	(3)	18	—	15	69	521	—	590
Other mutual funds(9)	—	—	—	—	29	—	—	29
Subtotal	3,363	41,222	542	45,128	923	21,335	300	22,559
Investments measured at net asset value using the NAV practical expedient(10)	—	—	—	9,579	—	—	—	21,313
Other(11)	—	—	—	(321)	—	—	—	(39)
Fair value of plan assets	$3,363	$41,222	$542	$54,386	$923	$21,335	$300	$43,832

(1)Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $6 million, representing 0.010 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $1 million, representing 0.003 percent of the non-U.S. Plans assets.
(2)Invests in predominantly equity securities.
(3)Includes debt issued by national, state and local governments and agencies.
(4)Non-U.S. Plans include IBM corporate bonds of $5 million representing 0.012 percent of the non-U.S. Plans assets.
(5)Invests predominantly in fixed income securities.
(6) Primarily represents insurance policy contracts (Buy-In) in certain non-U.S. plans.
(7)Includes cash, cash equivalents and short-term marketable securities.
(8)Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
(9)Invests in both equity and fixed-income securities.
(10)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.
(11) Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The U.S. nonpension postretirement benefit plan assets of $15 million were invested primarily in cash equivalents, categorized as Level 1 in the fair value hierarchy. The non-U.S. nonpension postretirement benefit plan assets of $53 million, primarily in Brazil, and, to a lesser extent, in Mexico and South Africa, were invested primarily in government and related fixed-income securities and corporate bonds, categorized as Level 2 in the fair value hierarchy.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2019. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(1)	$1,943	$—	$—	$1,943	$2,209	$0	$—	$2,209
Equity mutual funds(2)	85	—	—	85	—	—	—	—
Fixed income
Government and related(3)	—	21,134	—	21,134	—	10,288	2	10,290
Corporate bonds(4)	—	16,666	518	17,185	—	2,124	—	2,124
Mortgage and asset-backed securities	—	630	—	630	—	19	—	19
Fixed income mutual funds(5)	386	—	—	386	—	—	—	—
Insurance contracts	—	—	—	—	—	1,862	—	1,862
Cash and short-term investments(6)	54	848	—	903	204	644	—	849
Real estate	—	—	—	—	—	—	328	328
Derivatives(7)	0	6	—	6	18	969	—	987
Other mutual funds(8)	—	—	—	—	25	0	—	25
Subtotal	2,469	39,284	518	42,271	2,456	15,907	330	18,693
Investments measured at net asset value using the NAV practical expedient(9)	—	—	—	9,519	—	—	—	21,653
Other(10)	—	—	—	(6)	—	—	—	(26)
Fair value of plan assets	$2,469	$39,284	$518	$51,784	$2,456	$15,907	$330	$40,319

(1)Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $2 million, representing 0.004 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $10 million, representing 0.02 percent of the non-U.S. Plans assets.
(2)Invests in predominantly equity securities.
(3)Includes debt issued by national, state and local governments and agencies.
(4)The U.S. Plan includes IBM corporate bonds of $37 million, representing 0.07 percent of the U.S. Plan assets. Non-U.S. Plans include IBM corporate bonds of $8 million representing 0.02 percent of the non-U.S. Plans assets.
(5)Invests in predominantly fixed-income securities.
(6)Includes cash and cash equivalents and short-term marketable securities.
(7)Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
(8)Invests in both equity and fixed-income securities.
(9)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.
(10) Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The U.S. nonpension postretirement benefit plan assets of $3 million were invested in cash equivalents, categorized as Level 1 in the fair value hierarchy. The non-U.S. nonpension postretirement benefit plan assets of $65 million, primarily in Brazil, and, to a lesser extent, in Mexico and South Africa, were invested primarily in government and related fixed-income securities and corporate bonds, categorized as Level 2 in the fair value hierarchy.

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2020 and 2019 for the U.S. Plan.

($ in millions)
	Total	*
Balance at January 1, 2020	$518
Return on assets held at end of year	29
Return on assets sold during the year	0
Purchases, sales and settlements, net	(5)
Transfers, net	0
Balance at December 31, 2020	$542

* Corporate bonds.

($ in millions)
		Mortgage and
	Corporate	Asset-Backed
	Bonds	Securities	Total
Balance at January 1, 2019	$359	$4	$363
Return on assets held at end of year	40	—	40
Return on assets sold during the year	1	0	1
Purchases, sales and settlements, net	105	0	105
Transfers, net	13	(4)	9
Balance at December 31, 2019	$518	$—	$518

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2020 and 2019 for the non-U.S. Plans.

($ in millions)
	Government	Private
	and Related	Real Estate	Total
Balance at January 1, 2020	$2	$328	$330
Return on assets held at end of year	0	(29)	(29)
Return on assets sold during the year	—	2	2
Purchases, sales and settlements, net	—	(14)	(14)
Transfers, net	—	4	4
Foreign exchange impact	0	7	7
Balance at December 31, 2020	$2	$298	$300

($ in millions)
	Government	Private
	and Related	Real Estate	Total
Balance at January 1, 2019	$2	$339	$341
Return on assets held at end of year	0	(11)	(11)
Return on assets sold during the year	0	4	4
Purchases, sales and settlements, net	(1)	(17)	(18)
Transfers, net	—	—	—
Foreign exchange impact	0	13	13
Balance at December 31, 2019	$2	$328	$330

Valuation Techniques

The following is a description of the valuation techniques used to measure plan assets at fair value. There were no changes in valuation techniques during 2020 and 2019.

Equity securities are valued at the closing price reported on the stock exchange on which the individual securities are traded. IBM common stock is valued at the closing price reported on the New York Stock Exchange. Mutual funds are typically valued based on quoted market prices. These assets are generally classified as Level 1.

The fair value of fixed-income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as Level 2. If available, they are valued using the closing price reported on the major market on which the individual securities are traded.

Cash includes money market accounts that are valued at their cost plus interest on a daily basis, which approximates fair value. Short-term investments represent securities with original maturities of one year or less. These assets are classified as Level 1 or Level 2.

Real estate valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data, including appraisals, to determine if the carrying value of these assets should be adjusted. These assets are classified as Level 3.

Exchange-traded derivatives are valued at the closing price reported on the exchange on which the individual securities are traded, while forward contracts are valued using a mid-close price. Over-the-counter derivatives are typically valued using pricing models. The models require a variety of inputs, including, for example, yield curves, credit curves, measures of volatility and foreign exchange rates. These assets are classified as Level 1 or Level 2 depending on availability of quoted market prices.

Certain investments are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient. These investments, which include commingled funds, hedge funds, private equity and real estate partnerships, are typically valued using the NAV provided by the administrator of the fund and reviewed by the company. The NAV is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding.

Contributions and Direct Benefit Payments

It is the company’s general practice to fund amounts for pensions sufficient to meet the minimum requirements set forth in applicable employee benefits laws and local tax laws. From time to time, the company contributes additional amounts as it deems appropriate.

The following table presents the contributions made to the non-U.S. DB plans, nonpension postretirement benefit plans, multi-employer plans, DC plans and direct payments for 2020 and 2019. The cash contributions to the multi-employer plans represent the annual cost included in the net periodic (income)/cost recognized in the Consolidated Income Statement. The company’s participation in multi-employer plans has no material impact on the company’s financial statements.

($ in millions)
For the years ended December 31:	2020	2019
Non-U.S. DB plans	$182	$243
Nonpension postretirement benefit plans	325	304
Multi-employer plans	29	32
DC plans	1,058	1,040
Direct benefit payments	567	559
Total	$2,161	$2,177

In 2020 and 2019, $452 million and $455 million, respectively, of contributions to the non-U.S. DB plans and nonpension postretirement benefit plans were made in U.S. Treasury securities. Additionally, in 2020 and 2019, contributions of $288 million and $180 million, respectively, were made to the Active Medical Trust in U.S. Treasury securities. Contributions made with U.S. Treasury securities are considered a non-cash transaction.

Defined Benefit Pension Plans

In 2021, the company is not legally required to make any contributions to the U.S. defined benefit pension plans. However, depending on market conditions, or other factors, the company may elect to make discretionary contributions to the Qualified PPP during the year.

In 2021, the company estimates contributions to its non-U.S. defined benefit and multi-employer plans to be approximately $300 million, the largest of which will be contributed to defined benefit pension plans in Spain and Japan. This amount generally represents legally mandated minimum contributions.

Financial market performance in 2021 could increase the legally mandated minimum contribution in certain countries which require monthly or daily remeasurement of the funded status. The company could also elect to contribute more than the legally mandated amount based on market conditions or other factors.

Expected Benefit Payments

Defined Benefit Pension Plan Expected Payments

The following table presents the total expected benefit payments to defined benefit pension plan participants. These payments have been estimated based on the same assumptions used to measure the plans’ PBO at December 31, 2020 and include benefits attributable to estimated future compensation increases, where applicable.

($ in millions)
	Qualified	Nonqualified	Qualified	Nonqualified	Total Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2021	$3,522	$123	$2,093	$364	$6,102
2022	3,490	122	2,124	354	6,091
2023	3,451	121	2,140	361	6,073
2024	3,393	120	2,160	368	6,040
2025	3,333	118	2,189	373	6,012
2026-2030	15,062	545	10,529	1,943	28,078

The 2021 expected benefit payments to defined benefit pension plan participants not covered by the respective plan assets (underfunded plans) represent a component of compensation and benefits, within current liabilities, in the Consolidated Balance Sheet.

Nonpension Postretirement Benefit Plan Expected Payments

The following table presents the total expected benefit payments to nonpension postretirement benefit plan participants. These payments have been estimated based on the same assumptions used to measure the plans’ APBO at December 31, 2020.

($ in millions)
		Qualified	Nonqualified	Total Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2021	$364	$16	$25	$405
2022	377	17	26	419
2023	380	18	25	423
2024	363	19	26	408
2025	339	20	25	385
2026-2030	1,296	119	123	1,538

The 2021 expected benefit payments to nonpension postretirement benefit plan participants not covered by the respective plan assets represent a component of compensation and benefits, within current liabilities, in the Consolidated Balance Sheet.

Other Plan Information

The following table presents information for defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets. For a more detailed presentation of the funded status of the company’s defined benefit pension plans, see the table on page 131.

($ in millions)
	2020		2019
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$34,202	$19,586	$31,714	$18,398
Plans with ABO in excess of plan assets	33,051	18,956	30,882	18,127
Plans with plan assets in excess of PBO	71,024	78,632	66,842	73,705

The following table presents information for the nonpension postretirement benefit plan with APBO in excess of plan assets. For a more detailed presentation of the funded status of the company’s nonpension postretirement benefit plans, see the table on page 131.

($ in millions)
	2020		2019
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with APBO in excess of plan assets	$4,545	$45	$4,685	$47
Plans with plan assets in excess of APBO	21	22	19	21